Financial Risk Management - Disclosure of Information About Liquidity Risk Obligations (Details) - CAD	Jul. 31, 2017	Jul. 31, 2016
FinancialRiskDisclosureLineItems [Line Items]
Amounts payable and other liabilities (note 6)	CAD 1,323	CAD 1,107
Due to related party (note 7)	3,297,165	3,178,443
Total	3,295,906	3,179,550
Within one year [Member]
FinancialRiskDisclosureLineItems [Line Items]
Amounts payable and other liabilities (note 6)	1,323	1,107
Due to related party (note 7)	3,294,583	3,178,443
Total	3,295,906	3,179,550
One to five years [Member]
FinancialRiskDisclosureLineItems [Line Items]
Amounts payable and other liabilities (note 6)
Due to related party (note 7)
Total